Note 16 - Income Taxes (Details Textual) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards	$ 44,720,255
Deferred Tax Assets, Valuation Allowance	12,984,109	$ 15,517,441
Tax Cuts and Jobs Act [Member]
Operating Loss Carryforwards	$ 18,966,124